Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2020	2019
Debt securities
FVTPL	$183,061	$166,307
AFS	35,663	31,815
Mortgages	50,207	49,376
Private placements	40,756	37,979
Policy loans	6,398	6,471
Loans to Bank clients	1,976	1,740
Derivative assets	27,793	19,449
Accrued investment income	2,523	2,416
Reinsurance assets	45,836	41,446
Other financial assets	6,156	5,628
Total	$400,369	$362,627

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements
The following table presents the credit quality of commercial mortgages and private placements.

As at December 31, 2020	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$110	$1,339	$4,761	$2,242	$168	$1	$8,621
Office	66	1,297	5,948	1,174	164	20	8,669
Multi-family residential	613	1,675	2,896	582	33	–	5,799
Industrial	25	320	2,353	259	3	–	2,960
Other	238	966	914	984	355	7	3,464
Total commercial mortgages	1,052	5,597	16,872	5,241	723	28	29,513
Agricultural mortgages	–	–	127	77	106	–	310
Private placements	1,061	4,829	15,585	15,825	1,206	2,250	40,756
Total	$2,113	$10,426	$32,584	$21,143	$2,035	$2,278	$70,579

As at December 31, 2019	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$132	$1,374	$5,285	$2,039	$10	$–	$8,840
Office	77	1,540	5,808	1,402	26	18	8,871
Multi-family residential	640	1,585	2,397	714	35	–	5,371
Industrial	38	364	1,820	237	10	–	2,469
Other	260	739	976	1,290	–	8	3,273
Total commercial mortgages	1,147	5,602	16,286	5,682	81	26	28,824
Agricultural mortgages	–	27	137	312	–	–	476
Private placements	1,098	5,513	14,311	14,139	823	2,095	37,979
Total	$2,245	$11,142	$30,734	$20,133	$904	$2,121	$67,279

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets
The following table presents past due but not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2020	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$–	$–	$–	$54
AFS	–	–	–	1
Private placements	30	–	30	170
Mortgages and loans to Bank clients	66	–	66	69
Other financial assets	56	58	114	2
Total	$152	$58	$210	$296

	Past due but not impaired
As at December 31, 2019	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$11	$–	$11	$167
AFS	4	1	5	–
Private placements	215	–	215	7
Mortgages and loans to Bank clients	61	–	61	59
Other financial assets	60	42	102	1
Total	$351	$43	$394	$234

Summary of Company's Loans That are Considered Impaired
The following table presents gross carrying
value
and allowances for loan losses for impaired loans.

As at December 31, 2020	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$249	$79	$170
Mortgages and loans to Bank clients	97	28	69
Total	$346	$107	$239

As at December 31, 2019	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$11	$4	$7
Mortgages and loans to Bank clients	75	16	59
Total	$86	$20	$66

Summary of Reconciliation of Allowance for Loan Losses
The following table presents movement of allowance for loan losses during the year.

	2020			2019
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$4	$16	$20	$43	$52	$95
Provisions	94	31	125	35	15	50
Recoveries	(6)	(6)	(12)	–	(46)	(46)
Write-offs (1)	(13)	(13)	(26)	(74)	(5)	(79)
Balance, December 31	$79	$28	$107	$4	$16	$20

(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2020	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$136	$2	1
BBB	105	1	2
Total single name CDS	$241	$3	1
Total CDS protection sold	$241	$3	1

As at December 31, 2019	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
AA	$24	$–	1
A	371	5	1
BBB	107	1	2
Total single name CDS	$502	$6	1
Total CDS protection sold	$502	$6	1

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Standard & Poor’s assigned credit ratings are used where available followed by Moody’s, DBRS, and Fitch. If no external rating is available, an internally developed rating is used.

Summary of Effect of Conditional Master Netting and Similar Arrangements
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2020	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entities (3)	Net amounts excluding financing entities
Financial assets
Derivative assets	$28,685	$(13,243)	$(15,323)	$119	$119
Securities lending	889	–	(889)	–	–
Reverse repurchase agreements	716	–	(715)	1	1
Total financial assets	$30,290	$(13,243)	$(16,927)	$120	$120
Financial liabilities
Derivative liabilities	$(16,076)	$13,243	$2,482	$(351)	$(71)
Repurchase agreements	(353)	–	353	–	–
Total financial liabilities	$(16,429)	$13,243	$2,835	$(351)	$(71)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2019	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entities (3)	Net amounts excluding financing entities
Financial assets
Derivative assets	$20,144	$(9,188)	$(10,889)	$67	$67
Securities lending	558	–	(558)	–	–
Reverse repurchase agreements	990	–	(989)	1	1
Total financial assets	$21,692	$(9,188)	$(12,436)	$68	$68
Financial liabilities
Derivative liabilities	$(11,345)	$9,188	$1,903	$(254)	$(53)
Repurchase agreements	(333)	–	330	(3)	(3)
Total financial liabilities	$(11,678)	$9,188	$2,233	$(257)	$(56)

(1)	Financial assets and liabilities include accrued interest of $892 and $ 1,114, respectively (2019 – $696 and $1,061, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2020, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $1,373, $627, $74 and $nil, respectively (2019 – $1,149, $526, $44 and $nil, respectively). As at December 31, 2020, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

Summary of the Effect of Unconditional Netting	The following table presents the effect of unconditional netting.

As at December 31, 2020	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$932	$(932)	$–
Variable surplus note	(932)	932	–

As at December 31, 2019	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$782	$(782)	$–
Variable surplus note	(782)	782	–

(1)	As at December 31, 2020 and 2019, the Company had no fixed surplus notes outstanding, refer to note 18(g).

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry
The following table presents debt securities and private placements portfolio by sector and industry.

	2020		2019
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$85,357	33	$77,883	33
Utilities	47,902	18	44,426	19
Financial	35,656	15	31,929	13
Consumer	29,684	11	25,931	11
Energy	20,963	8	20,196	9
Industrial	22,070	9	19,024	8
Other	17,850	6	16,712	7
Total	$259,482	100	$236,101	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2020	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$273,848	$(44,645)	$229,203
Asia and Other	114,878	(1,191)	113,687
Total	$388,726	$(45,836)	$342,890

As at December 31, 2019	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$255,999	$(40,944)	$215,055
Asia and Other	98,237	(502)	97,735
Total	$354,236	$(41,446)	$312,790

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2020	2019
Debt securities and private placements rated as investment grade BBB or higher (1)	97%	98%
Government debt securities as a per cent of total debt securities	37%	37%
Government private placements as a per cent of total private placements	11%	12%
Highest exposure to a single non-government debt security and private placement issuer	$1,148	$1,083
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2020 – 53 % of real estate, 2019 – 56%)	$6,745	$7,279
Largest concentration of mortgages and real estate (2) – Ontario Canada (2020 – 28%, 2019 – 27%)	$17,367	$17,038

(1)	Investment grade debt securities and private placements include 40% rated A, 16% rated AA and 16% rated AAA (2019 – 41%, 17% and 16%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Statement [LineItems]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2020			2019
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$6,349	$13,980	$20,329	$6,613	$13,411	$20,024
Non-performing (1)	9	46	55	25	27	52
Loans to Bank clients
Performing	n/a	1,976	1,976	n/a	1,740	1,740
Non-performing (1)	n/a	–	–	n/a	–	–
Total	$6,358	$16,002	$22,360	$6,638	$15,178	$21,816

(1)	Non-performing refers to assets that are 90 days or more past due.